Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Central Index Key	0000828806
Amendment Flag	false
Document Creation Date	Dec. 18, 2012
Document Effective Date	Dec. 21, 2012
Prospectus Date	Dec. 21, 2012